Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,044,000
Previously Paid Amount	0.00
Total Fee Amount	282.28
Total Offset Amount	0.00
Net Fee	282.28
Narrative - Max Aggregate Offering Price	$ 2,044,000
Final Prospectus	true